DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

On April 14, 2010, China Dredging Group Co., Ltd (“the Company”) was incorporated in the British Virgin Islands (“BVI”) as a limited liability company by the three shareholders, Mars Harvest Co., Ltd. (“Mars”), Venus Seed Co., Ltd. (“Venus”) and Saturn Glory Co., Ltd. (“Saturn”)(together, the “Shareholders”), by subscribing to 104,355 ordinary shares (after giving effect of the recapitalization as described below). The proportionate ownership percentage of the Company was 90%, 5% and 5% held by Mars, Venus and Saturn, respectively. The principal activity of the Company is to hold its interests in its subsidiaries. The Company, together with its wholly owned subsidiaries and variable interest entities (“VIEs”), of which one of the Company’s subsidiaries is the primary beneficiary, (collectively referred as the “Group”) is engaged in performing dredging services, specifically capital dredging, maintenance dredging and reclamation dredging throughout mainland China. The Group provides its services directly to its customers in the People’s Republic of China (“PRC”).

On May 26, 2010, the Company was recapitalized by increasing its number of authorized shares, changing its par value and by issuing 52,072,968 shares of ordinary shares (after giving effect of the recapitalization as described below) to the three founding shareholders, Mars, Venus and Saturn, and four new shareholders (collectively “New Shareholders”), Regent Fill Investment Group Limited (“Regent Fill”), Poying Holdings Limited (“Poying”), Jianliang Yu and Nan Ding. At the time of recapitalization, the Company had not commenced operations and had no assets.

Pursuant to a unanimous resolution of the Company’s board of directors, the Company’s Memorandum and Articles of Association (“M&A”) was amended as of October 25, 2010 to increase its maximum number of authorised shares from 50,000 ordinary shares of one class with a par value of $1.00 each to a maximum 250,000,000 shares of no par value divided into two classes of shares: (i) 225,000,000 ordinary shares and 25,000,000 Class A Preferred Shares. The Company's recapitalization was consummated on October 25, 2010, however, retroactively applied to reflect the recapitalized shares. On October 27, 2010, the Company entered into a merger with Chardan Acquisition Corp. (‘‘CAC’’), a BVI company (the ‘‘Merger’’). The Company was the surviving entity in the Merger. Pursuant to the Merger Agreement, the shareholders of CAC received 500,000 of the Company’s ordinary shares. Following the recapitalization and reverse merger, the number and percentage of issued shares was distributed among shareholders as follows:

	No. of
Name	ordinary shares	%

Mars Harvest Co., Ltd.	33,852,703	64.26%
Venus Seed Co., Ltd.	2,608,866	4.95%
Saturn Glory Co., Ltd.	2,608,866	4.95%
Country Vitality Enterprises Limited	2,600,000	4.94%
Windham Investments Limited	2,580,000	4.90%
Partner One Holdings Limited	2,550,000	4.84%
NewMargin Growth Fund, L.P.	1,600,000	3.04%
Cadman Investments Ltd.	1,593,555	3.03%
Linkstate Global Investment Limited	600,000	1.14%
Newmargin Partners Ltd.	400,000	0.76%
Regent Fill Investment Group Limited	325,000	0.62%
Poying Holdings Limited	325,000	0.62%
Nan Ding	270,833	0.51%
Jianliang Yu	162,500	0.31%
Gala Fortune Limited	135,000	0.25%
Steven A. Urbach	128,515	0.24%
Fresh Reward Development Limited	100,000	0.19%
Delaware Charter FBO Kerry Propper IRA	91,755	0.17%
Chardan Capital Markets, LLC	74,620	0.14%
Kerry Propper	36,760	0.07%
George B. Kaufman	15,000	0.03%
WHI, Inc. Retirement Savings Plan	15,000	0.03%
Todd A. Gold	3,350	0.01%
	52,677,323	100%

All references in the accompanying financial statements to the number of ordinary shares issued and earnings per share have been retroactively restated to reflect the recapitalization.

During October through December, 2010, the Company completed multiple closings of a private placement of 10,012,987 shares of its Class A Preferred Shares (no par value) for gross proceeds of $50.06 million. Under the terms of the Securities Purchase Agreement, up to a total of 15,000,000 Class A Preferred Shares may be sold by the Company (the ‘‘Offering’’). Net proceeds to the Company of the Offering, after deducting offering expenses of $3.62 million were $46.44 million. For these proceeds, the investors also received the right to up to 15,000,000 additional shares from the Company’s principal shareholder if the Company fails to meet certain net income thresholds. See Note 18 for a description of the rights and privileges of the Class A Preferred Shares.

The Company’s holdings are comprised of China Dredging (HK) Company Limited (“China Dredging HK”), a wholly owned subsidiary of the Company (formed on April 26, 2010), Fujian WangGang Dredging Construction Co., Ltd (“Fujian WangGang”) (formed on June 12, 2010), a wholly foreign-owned enterprise of China Dredging HK, and a 50% controlling interest on Fujian Xing Gang Port Service Co., Ltd (“Fujian Service”), an operating company incorporated and operating in PRC. Fujian WangGang acquired a 50% direct ownership interest in Fujian Service on June 29, 2010 whereas the remaining 50% interest in Fujian Service is owned by Wonder Dredging Engineering Limited Liability Company (“Wonder Dredging”). Wonder Dredging was formed on May 10, 2010 by the same owners of Fujian Service at that time. Through various agreements (collectively the “VIE Agreements”), Fujian WangGang has obtained irrevocable management control over both Wonder Dredging and Fujian Service. Through these agreements Fujian WangGang 1) receives substantially all of the economic benefits of Fujian Service’s ongoing operations, 2) has the right to purchase the other 50% interest in Fujian Service from Wonder Dredging for consideration which is equivalent to the net asset value of the latest quarterly report of Fujian Service with the consideration then contributed back to Fujian Service and 3) has the right to receive all other assets of Wonder Dredging with consideration which is equivalent to the net asset value of the latest quarterly report of Fujian Service.

The VIE Agreements include:

1)	Management Agreement - Fujian WangGang has the exclusive right to manage, operate and control the business operations of Fujian Service, including, but not limited to, establishing and implementing policies for management, using all of the assets of Fujian Service, appointing Fujian Service’s directors and senior management, directing Fujian Service to enter into loan agreement, making administrative decisions regarding employee wages or hiring and firing employees and other actions customarily associated with Fujian Service’s senior management. As consideration for its business management services, Fujian WangGang has agreed to pay to Fujian Service an annual fee of approximately $149,000 (RMB1 million), and Fujian Service will pay to Fujian WangGang 100% of the net profits of Fujian Service. The Management Agreement terminates upon the earlier of (i) Fujian WangGang’s exercise in full of the option to purchase the equity interests of Fujian Service, pursuant to the Exclusive Option Agreement, and Fujian WangGang and/or its designees individually or jointly own all of the equity interests in Fujian Service, or (ii) June 30, 2030, subject to the right of Fujian WangGang to renew the term of the Management Agreement for additional consecutive 20-year periods.

2)	Exclusive Option Agreement - Fujian WangGang has the exclusive right to purchase up to all of the equity interest in Fujian Service that is held by Wonder Dredging, to the extent allowed under the current PRC law. Accordingly, if and when the current limitations on direct ownership of Fujian Service by Fujian WangGang are eased or ceased, Fujian WangGang may exercise its option to purchase and directly own the equity interests of Fujian Service. The purchase price for the equity interest in Fujian Service held by Wonder Dredging would be equivalent to the net asset value reflected in Fujian Service’s then current quarterly report prepared according to U.S. GAAP. The term of the Exclusive Option Agreement is 20 years, which term continuously renews unless the option is exercised in full or the agreement is otherwise terminated by the parties. The agreement also provides that upon consummation of the exercise of the option, Wonder Dredging will contribute, without additional consideration, any funds actually received by it from Fujian WangGang for the transfer of its equity interest in Fujian Service to Fujian WangGang. The agreement further provides that, as of the date of the agreement, Fujian WangGang is entitled to all the future payments by Fujian Service to Wonder Dredging, together with all the profits of Fujian Service.

3)	Equity Interest Pledge Agreement - To ensure that Fujian Service and its shareholders perform their obligations under the Exclusive Option Agreement, the Management Agreement, and a letter of undertaking whereby Wonder Dredging waived its right to receive a dividend of approximately $51.1 million declared by Fujian Service in May 2010, the owners of 100% of the equity interests in Fujian Service, pledged their entire interest in Wonder Dredging to Fujian WangGang. The Equity Interest Pledge Agreement terminates upon the earlier of (i) the purchase of the entire equity interest in Fujian Service by Fujian WangGang or (ii) June 30, 2030, subject to the right of Fujian WangGang to renew the term of the Equity Interest Pledge Agreement for additional consecutive 20 year periods.

4)	Powers of Attorney - Wonder Dredging executed irrevocable power of attorney granting to Fujian WangGang or its designees the power to vote, pledge or dispose of all equity interests in Fujian Service that Wonder Dredging holds. Additionally, the powers of attorney allow Fujian WangGang or its designees to sign and carry out the intentions of the Management Agreement, the Equity Pledge Agreement and the Exclusive Option Agreement. At the same time, the owners of the equity interests in Wonder Dredging executed powers of attorney granting to Fujian WangGang or its designees the power to vote, pledge, or dispose of all equity interests in Wonder Dredging, and to appoint directors and senior management of Wonder Dredging.

Below is the organization chart in existence as of December 31, 2011:

In management’s judgment Fujian Service was and is a VIE and Fujian WangGang was and is its primary beneficiary. This judgment is based on the following:

Fujian Service is a VIE

1)	There is no “equity investment at risk” as defined in ASC 810-10-15-14a.1 because no equity holders participate in profits as holders of the legal and accounting equity. Fujian WangGang, in its capacity as holder of the Management Agreement has the right to a fee equal to 100% of profits. With no equity investment at risk it cannot be said that the equity investment at risk is sufficient to finance the activities of Fujian Service. Consequently, Fujian Service is defined as a VIE under ASC 810-10-15-14a.

2)	Even if management’s judgment concerning the lack of equity investment at risk were to be determined inappropriate and the legal equity interests did represent equity investment at risk, the equity investors as a group do not have the power to direct the activities of Fujian Service that most significantly affect its economic performance. All such control rights rest with Fujian WangGang in its capacity as holder of the Management Agreement. Consequently, Fujian Service would be defined as a VIE under ASC 810-10-15-14b.1.

3)	Additionally, even if management’s judgment concerning the lack of equity investment at risk were to be determined inappropriate and the legal equity interests did represent equity investment at risk, the equity investors as a group do not have the right to receive the expected residual returns of Fujian Service. Fujian WangGang in its capacity as holder of the Management Agreement has the right to a fee equal to 100% of profits leaving no residual returns of Fujian Service for the equity investors. Consequently, Fujian Service would be defined as a VIE under ASC 810-10-15-14b.3.

Fujian WangGang is the primary beneficiary of Fujian Service

Fujian WangGang has the controlling financial interest, as defined in ASC 810-10-25-38, in Fujian Service because it 1) has the power to direct the activities of Fujian Service that most significantly impact Fujian Service’s economic performance and 2) the obligation to absorb losses of Fujian Service that could potentially be significant to Fujian Service or the right to receive benefits from Fujian Service that could potentially be significant to the Fujian Service. Management’s judgment is based on the following:

1)	Power to direct the activities of Fujian Service:

a)	Fujian WangGang has the power to direct the activities of Fujian Service that most significantly impact Fujian Service’s economic performance because the Management Agreement gives Fujian WangGang all power to control the activities of Fujian Service.

b)	Even if management’s judgment that the Management Agreement gives Fujian WangGang that power were determined to be incorrect, Fujian WangGang would still have that power through i) its 50% legal voting interest and ii) its sole right under the Powers of Attorney, to use the voting power of Wonder Dredging’s 50% voting interest.

2)	Obligation to absorb losses of Fujian Service or the right to receive benefits from Fujian Service. Each of the following would by itself suffice to meet this criterion:

a)	Fujian WangGang has a direct 50% ownership interest in Fujian Service which has an obligation to absorb losses.

b)	Fujian WangGang, in its capacity as holder of the Management Agreement has the right to 100% of the profits of Fujian Service.

c)	Fujian WangGang through the Exclusive Option Agreement is the beneficial owner of Wonder Dredging’s 50% ownership interest in Fujian Service, which is an additional source of both the obligation to absorb losses and the right to receive benefits that could potentially be significant to Fujian Service.

Also, in management’s judgment Wonder Dredging was and is a VIE and Fujian WangGang was and is its primary beneficiary. This judgment was based on the following:

Wonder Dredging is a VIE

1)	There is no “equity investment at risk” as defined in ASC 810-10-15-14a.1 because no equity holders participate in profits or losses as holders of the legal equity interests. Wonder Dredging’s only material asset is its 50% ownership interest in Fujian Service. Fujian WangGang, in its capacity as holder of the Exclusive Option Agreement receives all benefits and absorbs all losses of that asset, and therefore of Wonder Dredging. With no equity investment at risk it cannot be said that the equity investment at risk is sufficient to finance the activities of Wonder Dredging. Consequently, Wonder Dredging is defined as a VIE under ASC 810-10-15-14a.

2)	Even if management’s judgment concerning the lack of equity investment at risk were to be determined inappropriate and the legal equity interests did represent equity investment at risk, the equity investors as a group do not have the power to direct the activities of Wonder Dredging that most significantly affect its economic performance. All such control rights rest with Fujian WangGang, under the Powers of Attorney. Consequently, Wonder Dredging would be defined as a VIE under ASC 810-10-15-14b.1.

3)	Additionally, even if management’s judgment concerning the lack of equity investment at risk were to be determined inappropriate and the legal equity interests did represent equity investment at risk, the equity investors as a group do not have the right to receive the expected residual returns of Fujian Service. Fujian WangGang in its capacity as holder of the Exclusive Option Agreement has the right to all profits and gains on the Wonder Dredging’s only material asset, the ownership interest in Fujian Service, leaving no residual returns of Wonder Dredging for the equity investors. Consequently, Wonder Dredging would be defined as a VIE under ASC 810-10-15-14b.3.

Fujian WangGang is the primary beneficiary of Wonder Dredging

Fujian WangGang has the controlling financial interest, as defined in ASC 810-10-25-38, in Wonder Dredging because it 1) has the power to direct the activities of Wonder Dredging that most significantly impact Wonder Dredging’s economic performance and 2) the obligation to absorb losses of Wonder Dredging that could potentially be significant to Wonder Dredging or the right to receive benefits from Wonder Dredging that could potentially be significant to the Wonder Dredging. Management’s judgment is based on the following:

1)	Power to direct the activities of Wonder Dredging:

a)	Fujian WangGang has the power to direct the activities of Wonder Dredging that most significantly impact Wonder Dredging’s economic performance because the Powers of Attorney give Fujian WangGang all power to control the activities of Wonder Dredging.

b)	Even if management’s judgment that the Powers of Attorney give Fujian WangGang that power were determined to be incorrect, Fujian WangGang would still have that power through its control of Wonder Dredging’s only significant activity, its ownership of a 50% interest in Fujian Service. Such control is held by Fujian WangGang even without consideration of the Powers of Attorney through i) Wonder Dredging’s inability to transfer the ownership interest in Fujian Service because of the Exclusive Option Agreement and ii) Wonder Dredging’s inability to exercise control over Fujian Service because of Fujian WangGang’s right under the Management Agreement to appoint all Directors of Fujian Service.

2)	Obligation to absorb losses of Wonder Dredging or the right to receive benefits from Wonder Dredging. In its capacity as holder of the Exclusive Option Agreement, Fujian WangGang receives all value of Wonder Dredging’s only material asset, its ownership interest in Fujian Service. Consequently, Fujian WangGang absorbs all losses and receives all benefits of this sole material asset.

Accordingly, the balance sheets of Wonder Dredging and Fujian Service are included in the Group’s consolidated financial statements. Since the Company has determined that the acquisition of Wonder Dredging and Fujian Service as VIE subsidiaries on June 29, 2010 was a combination of entities under common control and only Fujian Service had substantive operations Fujian Service is considered to be the continuing reporting entity that was reorganized into the current structure. The financial statements include the balance sheets, results of operations and cash flows of Fujian Service for all periods presented and the other members in the Group from their respective incorporation dates.

Fujian Service, which is the operating entity with RMB200,000,000 ($29,002,371 at December 31, 2011) registered capital, was incorporated on January 8, 2008. Fujian Service was originally owned by two individuals, Qing Lin and Panxing Zhuo, with holdings of 91% and 9%, respectively, of the total ownership. Qing Lin and Panxing Zhuo held their ownership interests in Fujian Service as the representatives of the family under an agreement that gave Xinrong Zhuo the exclusive right to make executive decisions and manage Fujian Service.

On May 20, 2010, Qing Lin and Panxing Zhuo sold all of their ownership interests of Fujian Service to Wonder Dredging, which they also owned fully and in the same percentages as their ownership interests in Fujian Service. Subsequent to this transaction Wonder Dredging owned 100% of Fujian Service and owed a total of $18,019,636 to Mr. Lin and Mr. Zhuo. These former owners of Fujian Service agreed to contribute the full purchase amount receivable to the capital of Wonder Dredging.

On June 29, 2010, Fujian WangGang acquired a 50% ownership interest in Fujian Service from Wonder Dredging by committing to invest, as a capital contribution, $23,602,460 (RMB158,597,183) into Fujian Service. This reduced Wonder Dredging's ownership interest in Fujian Service to 50%.

In conjunction with the effectiveness of the VIE Agreements, Wonder Dredging and its shareholders became obligated to contribute to the capital of Fujian WangGang a dividend receivable from Fujian Service together with all retained earnings of Fujian Service of which Wonder Dredging is the beneficiary under the purchase agreement with Mr. Lin and Mr. Zhuo.

At the close of business on June 30, 2010, various agreements became effective under which Fujian WangGang irrevocably obtained; 1) management control over all of the business and activities of Fujian Service and Wonder Dredging, 2) a direct right to receive substantially all of the economic benefits of Fujian Service, and 3) the right to acquire 50% equity interest in Fujian Service owned by Wonder Dredging.

According to the “Ordinance of Ship Registration of People’s Republic of China’’ and other relevant regulations, the maximum shareholding by foreign sources of capital in an entity operating in the PRC cannot exceed 50%. Also no operating entity’s vessels are entitled to be registered as Chinese ships if foreign-owners hold more that 50% of the equity interest in the operating entity. The Company’s management believes the corporate structure now in effect and set forth above permits Fujian Service to operate in the PRC and conduct its dredging contracts operations in compliance with PRC law.

The acquisition of Wonder Dredging and Fujian Service as VIE subsidiaries on June 29, 2010 was deemed to be a combination of entities under common control. Consequently, these financial statements have been prepared as if the entities in the Group had always been consolidated. The financial statements are principally those of Fujian Service with the other Group members included from their various dates of incorporation in 2010. The financial statements reflect the capital structure adopted the Company.

Management determined that the VIE Agreements constituted a combination of entities under common control, because the Company’s Chief Executive Officer, Mr. Xinrong Zhuo, controlled China Dredging and its subsidiary Fujian WangGang, as the 90% owner of the Company when the Company incepted, and then diluted to 88.27% after new shareholders acquired the Company’s ordinary shares in May 2010, and also had the right to make all executive and management decisions for Wonder Dredging and its subsidiary Fujian Service through an agreement with the legal owners, his brother-in-law and father, that predated the formation of Fujian Service. Under the agreement, Mr. Qing Lin and Mr. Panxing Zhuo, who hold 100% equity interests in Wonder Dredging collectively and own 50% equity interests in Fujian Service indirectly, hold those interests as representatives of the family.